Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Number of Options
Outstanding at beginning of year | shares	22,502	19,502	157,821
Granted | shares	3,000	3,000	3,000
Exercised | shares			(140,193)
Expired | shares			(1,126)
Outstanding at end of year | shares	25,502	22,502	19,502
Exercisable at end of year | shares	22,502	18,502	18,502
Weighted Average Exercise Price
Outstanding at beginning of year | €	€ 7.34	€ 7.19	€ 8.26
Granted | €	9.02	8.3	8.96
Exercised | €			8.33
Expired | €			8.4
Outstanding at end of year | €	7.54	7.34	7.19
Exercisable at end of year | €	€ 22,502	€ 7.19	€ 7.1